Significant accounting policies (Details)	Aug. 15, 2022 shares
Warrants, Tranche One
Disclosure of classes of share capital [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche One, Price One
Disclosure of classes of share capital [line items]
Convertible Notes, Shares Converted	2,631,578
Warrants, Tranche One, Price Two
Disclosure of classes of share capital [line items]
Convertible Notes, Shares Converted	1,781,262